Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss for the period	$ (17,306,445)	$ (3,512,156)	$ (9,364,552)	$ (4,670,011)
Net loss from continuing operations	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Loss from discontinued operations	1,379,339	426,993	(4,234,525)
Adjustments to reconcile net loss to cash for operating activities
Depreciation and amortization	8,519	27,085	504,732	66,081
Accretion of debt discount and issuance cost	1,727,449	48,775	415,094	2,120,640
Inducement expense			17,840	1,465,308
Stock based compensation	12,748,152	3,310,183	8,190,246	9,442,717
Unrealized loss (gain) on marketable securities	1,261,526	(36,461)	(166,114)
Impairment of goodwill			35,723
Impairment of intangible assets			35,723
Change in fair value of derivative liability	(639,644)		992,731	(7,836,522)
Loss from discontinued operations	466,499
Loss on disposal of discontinued operations	912,840
Gain on extinguishment of debt		(9,238)	(729,304)	(413,903)
Operating lease liability			(1,231,335)	(303,415)
Accounts receivable	(21,250)	(41,125)	(9,530)	2,000
Prepaid expenses and other current assets	102,793	(2,000)	(332,021)
Deposits and other assets		29,053	10,164
Accounts payable and accrued liabilities	(516,125)	32,158	1,143,363	1,916,129
Deferred revenue	(33,624)	(29,257)	(89,942)	(119,087)
Amortization of right of use asset	417	22,277	144,138	121,655
Amortization of discount on note receivable	(127,604)
Gain on settlement of liabilities	(948,031)	(518,115)	(3,749,308)	(3,726,317)
Non-controlling interest in consolidated subsidiary				2,555,059
Changes in operating assets and liabilities (net of acquired amounts):
Operating lease liability			(1,231,335)	(303,415)
Accounts receivable	(21,250)	(41,125)	(9,530)	2,000
Prepaid expenses and other current assets	102,793	(2,000)	(332,021)
Deposits and other assets		29,053	10,164
Accounts payable and accrued liabilities	(516,125)	32,158	1,143,363	1,916,129
Deferred revenue	(33,624)	(29,257)	(89,942)	(119,087)
Net cash used in operating activities	(2,364,528)	(678,821)	(3,991,462)	(431,071)
Cash flows from investing activities:
Cash received from sale of interest in Flyte, Inc.		100,000
Purchases of marketable securities	(19,636)
Proceeds from sales of marketable securities	79,170
Cash received in consideration for disposal of business, net of cash divested	993,332
Purchases of property and equipment	(176,343)		(5,060)
Collections on note receivable	1,500,000
Net cash provided by investing activities	2,376,523	100,000	(5,060)
Cash flows from financing activities:
Proceeds from issuance of notes payable and warrants	164,500	153,054
Proceeds from issuance of convertible notes	300,000		2,212,778	300,000
Proceeds from issuance of common stock and warrants			276,140	221,600
Proceeds from issuance of preferred stock		1,231,000	1,901,000	210,000
Proceeds from issuance of common stock		278,138
Proceeds from the exercise of warrant			2,000
Proceeds from issuance of notes payable			813,829	430,730
Repayment of notes payable	(177,064)	(84,457)	(580,915)	(339,277)
Repayment of convertible notes		(10,760)	(395,699)	(326,173)
Purchase of noncontrolling interest	(185,691)
Principal payments on finance lease liabilities	(379)
Net cash provided by financing activities	101,366	1,566,975	4,229,133	496,880
Effect of exchange rate changes on cash		(358)	(688)	(123,574)
Net increase in cash and cash equivalents	113,361	987,796	231,923	(57,765)
Cash and cash equivalents at beginning of period	221,742	15,490	15,490	73,255
Cash and cash equivalents at end of period	335,103	1,003,286	221,742	15,490
Supplemental disclosure of cash flow information:
Cash paid for interest	39,821	20,097	67,806	61,829
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for acquisition of business		14,072,253
Goodwill recognized in acquisition of business		8,087,902
Intangible assets recognized in acquisition of business		7,821,867
Shares issued with debt		2,122	2,123	78,256
Stock paid for acquisitions			14,072,315	109,000
Warrants issued with debt		12,046	1,561,528	356,796
Stock paid for marketable securities		16,257	16,257	67,641
Stock paid for minority investments		839,500	839,500	333,333
Common stock issued upon conversion of notes payable			1,110,104	1,377,250
Non-cash settlement of liabilities		9,198	579,548
Derivative liability at inception			1,329,072
Deemed dividend	384,700	1,363,254	(2,071,047)	33,017,888
Preferred stock receivable in consideration for disposal of business	5,614,086
Promissory Note Receivable issued in consideration for disposal of business	4,787,469
Liabilities assumed as consideration for disposal of business	239,446
Debt discount recorded on issuance of convertible note from equity classified warrants	238,170
Day 1 bifurcation of embedded derivative on convertible note	61,830
Right-of-use assets obtained in exchange for new finance lease liabilities	10,012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	(17,306,445)	(3,512,156)	(9,364,552)	(4,670,011)
Net loss from continuing operations	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Loss from discontinued operations	1,379,339	426,993	(4,234,525)
Previously Reported
Net loss for the period			(9,364,552)	(4,670,011)
Loss from discontinued operations			4,234,526
Adjustments to reconcile net loss to cash for operating activities
Inducement expense			17,840
Impairment of goodwill			226,613
Gain on extinguishment of debt			(729,304)
Cash flows from financing activities:
Cash and cash equivalents at beginning of period	$ 247,413	$ 15,490	15,490
Cash and cash equivalents at end of period			247,413	15,490
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period			(9,364,552)	(4,670,011)
Loss from discontinued operations			$ 4,234,526